OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Payable [Line Items]
Accrued expenses		$ 403	$ 896
Employees		176	359
Accounts Payable, Other, Current	$ 232	$ 579	$ 1,255